Organization and Business Operations	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Organization and Business Operations
1.	Description of Business
Grove Collaborative Holdings, Inc., a public benefit corporation, (formerly known as Virgin Group Acquisition Corp. II) and its wholly owned subsidiaries (collectively, the “Company” or “Grove”) is a digital-first, sustainability-oriented consumer products innovator specializing in the development and sale of household, personal care, beauty and other consumer products with an environmental focus and headquartered in San Francisco, California. In the United States, the Company sells its products through two channels: a direct-to-consumer
(“DTC”) platform at www.grove.co and the Company’s mobile applications, where the Company sells products from Grove-owned brands (“Grove Brands”) and third-parties, and the retail channel into which the Company sell products from Grove-owned brands at wholesale. The Company develops and sells natural products that are free from the harmful chemicals identified in the Company’s “anti-ingredient” list and designs form factors and product packaging that reduces plastic waste and improves the environmental impact of the categories in which the Company operates. The Company also purchases environmental offsets that have made it the first plastic neutral retailer in the world, and we plan to become
100%
plastic-free by 2025. Grove Collaborative, Inc. (herein referred to as “Legacy Grove”), the Company’s accounting predecessor, was incorporated in Delaware in 2016.
On June 16, 2022 (the “Closing Date”), the Company consummated the previously-announced transactions contemplated by the Agreement and Plan of Merger, dated December 7, 2021, amended and restated on March 31, 2022 (the “Merger Agreement”), among Virgin Group Acquisition Corp. II, a blank check company incorporated as a Cayman Islands exempt company in 2020 (“VGAC II”), Treehouse Merger Sub, Inc. (“VGAC II Merger Sub I”), Treehouse Merger Sub II, LLC (“VGAC II Merger Sub II”), and Legacy Grove (“the Merger”). In connection with the Merger, VGAC II changed its jurisdiction of incorporation from the Cayman Islands to the State of Delaware and changed its name to Grove Collaborative Holdings, Inc (the “Domestication”), a public benefit corporation. On the Closing Date, VGAC Merger Sub II merged with and into Legacy Grove with Legacy Grove being the surviving corporation and a wholly-owned subsidiary of the Company (the “Initial Merger”), and, immediately following the Initial Merger, and as part of the same overall transaction as the Initial Merger, Legacy Grove merged with and into VGAC Merger Sub II, the separate corporate existence of Legacy Grove ceased, and Merger Sub II continued as the surviving company and a wholly-owned subsidiary of the Company and changed its name to Grove Collaborative, Inc.(together with the Merger and the Domestication, the “Business Combination”).
The Business Combination is accounted for as a reverse recapitalization with Legacy Grove being the accounting acquirer and VGAC II as the acquired company for accounting purposes. Accordingly, all historical financial information presented in the unaudited condensed consolidated financial statements represents the accounts of Legacy Grove. The shares and net loss per common share prior to the Closing have been retroactively restated as shares reflecting the exchange ratio established in the Closing.
Prior to the Business Combination, VGAC II’s public shares, and public warrants were listed on the New York Stock Exchange (“NYSE”) under the symbols “VGII” and “VGII.WS,” respectively. On June 17, 2022, the Company’s Class A common stock and public warrants began trading on (“NYSE”), under the symbols “GROV” and “GROV.WS,” respectively. See Note 3, Recapitalization for additional details.
Restatement of Previously Issued Unaudited Condensed Consolidated Financial Statements
The Company is restating its unaudited condensed consolidated financial statements for the six months ended June 30, 2022 included in this Amendment No. 1 on this Quarterly Report on
Form 10-Q/A.

Subsequent to the issuance of the Company’s unaudited condensed consolidated financial statements for the six months ended June 30, 2022, prior period misstatements were identified. The weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, basic and diluted (“WASO”) for the six months ended June 30, 2021, which incorrectly did not give effect to the exchange ratio as prescribed by the Merger Agreement.
Based on ASC 805-40, Reverse Acquisitions, the equity structure of the accounting acquirer should be restated for prior periods using the exchange ratio established in the acquisition agreement. As a result of this error, the net loss per share attributable to common stockholders, basic and diluted, was materially overstated by $0.96 for the six months ended June 30, 2021.
The Company determined that the unaudited condensed consolidated financial statements should be restated to reflect the application of the exchange ratio to the weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted for the six months ended June 30, 2021. The error had no impact on previously reported cash balances, net loss or operating cash flows as of or for the six months ended June 30, 2021.
Impact of the Restatement
The impact of the restatement on the unaudited condensed consolidated statement of operations for the six months ended June 30, 2021, is as follows:
Condensed consolidated statement of operations for the six months ended June 30, 2021

	As Previously Reported	Adjustments	As Restated
Net loss per share attributable to common stockholders, basic and diluted	$(9.13)	$0.96	$(8.17)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and dilute d	7,277,677	848,070	8,125,747

1.	Description of Business
Grove Collaborative, Inc. (the “Company” or “Grove” or “Legacy Grove”), which was incorporated in Delaware and converted to a Delaware public benefit corporation in March 2021, is a digital-first, sustainability-oriented consumer products innovator specializing in the development and sale of household, personal care, beauty and other consumer products with an environmental focus. In the United States, the Company sells its products through two channels: a direct-to-consumer
(“DTC”) platform at www.grove.co and the Company’s mobile applications, where the Company sells products from Grove-owned brands (“Grove Brands”) and third-parties, and the retail channel into which we sell products from Grove-owned brands at wholesale. The Company develops and sells natural products that are free from the harmful chemicals identified in the Company’s “anti-ingredient” list and we design form factors and product packaging that reduces plastic waste and improves the environmental impact of the categories in which we operate. The Company also purchases environmental offsets that have made it the first plastic neutral retailer in the world, and we plan to become 100% plastic-free by 2025.
On December 7, 2021, the Company entered into an Agreement and Plan of Merger with Virgin Group Acquisition Corp. II, a Cayman Islands exempted company (“VGAC II”), a special purpose acquisition company and Treehouse Merger Sub, Inc., a Delaware corporation and wholly owned direct subsidiary of VGAC II (“VGAC II Merger Sub”) whereby VGAC II Merger Sub will merge with and into Grove, with Grove surviving the merger as a wholly owned direct subsidiary of New Grove (the “Merger”).
Recapitalization
On June 16, 2022 (the “Closing Date”), the Company consummated the transactions contemplated by the Agreement and Plan of Merger, dated December 7, 2021, amended and restated on March 31, 2022 (the “Merger Agreement”), among Virgin Group Acquisition Corp. II, a blank check company incorporated as a Cayman Islands exempt company in 2020 (“VGAC II”), Treehouse Merger Sub, Inc. (“VGAC II Merger Sub I”), Treehouse Merger Sub II, LLC (“VGAC II Merger Sub II”), and Legacy Grove (“the Merger”). In connection with the Merger, VGAC II changed its jurisdiction of incorporation from the Cayman Islands to the State of Delaware and changed its name to Grove Collaborative Holdings, Inc (“New Grove”) (the “Domestication”), a public benefit corporation. On the Closing Date, VGAC Merger Sub II merged with and into Legacy Grove with Legacy Grove being the surviving corporation and a wholly-owned subsidiary of New Grove (the “Initial Merger”), and, immediately following the Initial Merger, and as part of the same overall transaction as the Initial Merger, Legacy Grove merged with and into VGAC Merger Sub II, the separate corporate existence of Legacy Grove ceased, and Merger Sub II continued as the surviving company and a wholly-owned subsidiary of the Company and changed its name to Grove Collaborative, Inc.(together with the Merger and the Domestication, the “Business Combination”).
The Business Combination is accounted for as a reverse recapitalization with Legacy Grove being the accounting acquirer and VGAC II as the acquired company for accounting purposes. Accordingly, all historical financial information presented in the audited condensed financial statements represents the accounts of Legacy Grove as-if Legacy Grove is the predecessor and legal successor to VGAC II. All shares and net loss per common share prior to the Closing have been retroactively restated as shares reflecting the exchange ratio of approximately 1.17604.

Virgin Group Acquisition Corp. II [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Organization and Business Operations
Note 1 — Organization and Business Operations
Virgin Group Acquisition Corp. II (the “Company”) was incorporated as a Cayman Islands exempted company on January 13, 2021. The Company was formed for the purpose of acquiring, merging with, engaging in capital stock exchange with, purchasing all or substantially all of the assets of, engaging in contractual arrangements, or engaging in any other similar business combination with a single operating entity, or one or more related or unrelated operating entities operating in any sector (“Business Combination”). The Company has not selected any specific business combination target and the Company has not, nor has anyone on its behalf, engaged in any substantive discussions, directly or indirectly, with any business combination target with respect to the Business Combination.
As of March 31, 2022, the Company had not commenced any operations. All activity through March 31, 2022 relates to the Company’s formation and the Initial Public Offering (“IPO”) which is described below, and the Company’s search for and completion of a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating
income in the form of interest income from the proceeds derived from the IPO.
The registration statement for the Company’s IPO was declared effective on March 22, 2021 (the “Effective Date”). On March 25, 2021, the Company consummated the IPO of 35,000,000 units (the “Units”), which is discussed in Note 3. The Units were sold at a price of $10.00 per Unit, generating gross proceeds of $350,000,000. Only whole warrants are exercisable.
Concurrently with the closing of the IPO, the Company completed the private sale (the “Private Placement”) of 6,000,000 warrants (the “Private Placement Warrants”) to Virgin Group Acquisition Sponsor II LLC (the “Sponsor”) at a purchase price of $1.50 per Private Placement Warrant, generating gross proceeds to the Company of $9,000,000, which is discussed in Note 4.
Transaction costs of the IPO amounted to $19,845,525, consisting of $7,000,000 of underwriting discount, $12,250,000 of deferred underwriting discount, $595,525 of other offering costs.
On April 13, 2021, the underwriters exercised their full over-allotment option which resulted in the sale of an additional 5,250,000 units to the public generating additional proceeds of $52,500,000. The over-allotment exercise resulted in an additional purchase of 700,000 Private Placement Warrants which generated gross proceeds of $1,050,000.
Additional transaction costs of the overallotment amounted to $2,887,500 consisting of $1,050,000 of underwriting discount and $1,837,500 of deferred underwriting discount.
As of March 31, 2022, $79,823 of cash is not held in the Trust Account (as defined below) and is available for working capital purposes.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (net of amounts disbursed to management for working capital purposes, if permitted, and excluding the amount of any deferred underwriting commissions) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires an interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”).
Following the closing of the Public Offering on March 25, 2021, and the over-allotment exercise on April 13, 2021, an amount equal to at least $10.00 per Unit sold in the IPO was placed in a trust account (“Trust Account”), to be invested only in U.S. government securities with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7
under the Investment Company Act, which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its tax obligations, the proceeds from the offering will not be released from the Trust Account until the earliest to occur of (a) the completion of the Company’s initial Business Combination (b) the redemption of any public shares properly submitted in connection with a shareholder vote to amend its amended and restated memorandum and articles of association to (i) modify the substance or timing of the Company’s obligation to provide for the redemption of its public shares in connection with an initial Business Combination or to redeem 100% of its public shares if the Company does not complete its initial Business Combination within 24 months from the closing of its IPO or (ii) with respect to any other material provisions relating to shareholders’ rights or pre-initial
Business Combination activity, and (c) the redemption of the Company’s public shares if the Company is unable to complete its initial Business Combination within 24 months from the closing of the IPO, subject to applicable law.
The Company will provide the holders of its issued and outstanding public shares (the “Public Shareholders”) of its Class A Ordinary Shares, sold in the IPO (the “Public Shares”), with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations), calculated as of two business days prior to the completion of the Business Combination.
The per-share
amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter (as discussed in Note 7). There will be no redemption rights upon the completion of the Business Combination with respect to the Company’s warrants. The Public Shares subject to redemption will be recorded at redemption value and classified as temporary equity in accordance with the Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”
The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the Company. If a shareholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by applicable law or stock exchange listing requirements, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote any Founder Shares (as defined in Note 5) and Public Shares held by it in favor of approving a Business Combination. Additionally, each public shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association will provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.
The Company’s sponsor has agreed to waive: (i) its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of the Company’s Business Combination and (ii) their redemption rights with respect to their Founder Shares and any Public Shares held by them in connection with a shareholder vote to approve an amendment to the Company’s Amended and Restated Memorandum and Articles of Association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with its initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete its Business Combination within 24 months from March 25, 2021 or (B) with respect to any other provision relating to shareholders’
rights or pre-initial
business combination activity.
If the Company is unable to complete its initial business combination within the Combination Period, the Company will: i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less taxes payable and up to $100,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
The Company’s sponsor has agreed to waive its rights to liquidating distributions from the Trust Account with respect to any founder shares held by it if the Company fails to complete its initial business combination within the Combination Period. However, if the sponsor acquires public shares in or after the IPO, the sponsor will be entitled to liquidating distributions from the Trust Account with respect to such public shares if the Company fails to complete a Business Combination during the Combination Period.
Merger Agreement
On December 7, 2021, the Company, entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, Treehouse Merger Sub, Inc., a Delaware corporation (“VGAC II Merger Sub”), and Grove Collaborative, Inc., a Delaware public benefit corporation (“Grove”).
The Business Combination
The Merger Agreement provides for, among other things, the following transactions on the closing date: (i) the Company will become a Delaware public benefit corporation (the “Domestication”) and, in connection with the Domestication, (a) the Company’s name will be changed to “Grove Collaborative Holdings, Inc.” (“New Grove”), (b) each then-issued and outstanding Class A ordinary share of the Company will convert automatically into one Class A ordinary share of New Grove (the “New Grove Class A Ordinary Shares”), (c) each then-issued and outstanding Class B ordinary share of the Company will convert automatically into one New Grove Class A Ordinary Share, and (d) each then-issued and outstanding common warrant of the Company will convert automatically into one warrant to purchase one New Grove Class A Ordinary Share; and (ii) following the Domestication, VGAC II Merger Sub will merge with and into Grove, with Grove as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of New Grove (the “Merger”).
The Domestication, the Merger and the other transactions contemplated by the Merger Agreement are hereinafter referred to as the “Business Combination.”
In connection with the Business Combination, the Company will adopt a dual class stock structure pursuant to which (i) all shareholders of Grove will hold Class B ordinary shares of New Grove (the “New Grove Class B Ordinary Shares”), which will have ten votes per share. The New Grove Class B Ordinary Shares will be subject to conversion to New Grove Class A Ordinary Shares (i) upon any transfers of New Grove Class B Ordinary Shares (except for certain permitted transfers) or (ii) on the date that is the earliest to occur of (A) the fifth anniversary of the closing date and (B) the forty-fifth day (or, if such day is not a business day in the United States, the next such business day) after the end of the first fiscal quarter of New Grove in which the number of New Grove Class B Ordinary Shares outstanding or subject to outstanding securities convertible into or exercisable therefore, or otherwise underlying outstanding equity compensation awards, represents, in the aggregate, less than ten percent (10%) of all ordinary shares outstanding or subject to outstanding securities convertible into or exercisable therefor, or otherwise underlying outstanding equity compensation awards, in each case, measured on the last day of such fiscal quarter.
The Business Combination is expected to close early in the second quarter of 2022, following the receipt of the required approval by the Company’s shareholders and the fulfillment of other customary closing conditions.
Merger Agreement Amendment
On March 31, 2022, the Company entered into an Amended and Restated Agreement and Plan of Merger (the “Amended and Restated Merger Agreement”), by and among the Company, Treehouse Merger Sub, Inc., a Delaware corporation (“Merger Sub I”), Treehouse Merger Sub II, LLC, a Delaware limited liability company (“Merger Sub II”), and Grove. The Amended and Restated Merger Agreement amends and restates in its entirety the Agreement and Plan of Merger, dated as of December 7, 2021 (the “Original Merger Agreement”), entered into by the Company, Merger Sub I and Grove that the Company originally announced in its Current Report on Form
8-K
filed on December 7, 2021. Except as described below, the terms and provisions of the Amended and Restated Merger Agreement are consistent with the terms and provisions of the Original Merger Agreement.
The Amended and Restated Merger Agreement and the transactions contemplated thereby were approved by the boards of directors of each of the Company and Grove.
The Amended and Restated Merger Agreement provides that, among other things, at least one day following the domestication of the Company as a Delaware public benefit corporation (the “Redomestication”), (i) Merger Sub I will merge with and into Grove (the “Initial Merger”), with Grove as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of the Company (the “Initial Surviving Corporation”) and (ii) immediately following the Initial Merger, and as part of the same overall transaction as the Initial Merger, the Initial Surviving Corporation will merge with and into Merger Sub II (the “Final Merger” and, together with the Initial Merger, the “Mergers”, and the Mergers, together with the other transactions contemplated by the Amended and Restated Merger Agreement (other than the Redomestication), the “Business Combination”), with Merger Sub II as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of the Company.
The Amended and Restated Merger Agreement further provides that, on the terms and subject to the conditions of the Amended and Restated Merger Agreement, each Tranche 1 Share (as defined below) (other than dissenting shares) will be canceled and converted into the right to receive a number of VGAC Class B Common Shares, as determined pursuant to an exchange ratio set forth in the Amended and Restated Merger Agreement (the “Exchange Ratio”). The VGAC Class B Common Shares to be issued in exchange for the Tranche 1 Shares are in addition to the merger consideration payable to the existing equity holders of Grove.
The foregoing description of the Amended and Restated Merger Agreement is subject to and qualified in its entirety by reference to the full text of the Amended and Restated Merger Agreement, a copy of which is included as Exhibit 2.1 hereto, and the terms of which are incorporated by reference.
On January 14, 2022, the Company filed a Form
S-4
with the SEC relating to the proposed Business Combination. Subsequently on March 10, 2022, an amended
S-4
was filed.
Backstop Derivative Liability
On March 31, 2022, the Company entered into a subscription agreement (the “Backstop Subscription Agreement”) with Corvina Holdings, Limited, an affiliate of the Sponsor (the “Backstop Investor”) and Grove Collaborative, Inc., a Delaware public benefit corporation (“Grove”).
Pursuant to the Backstop Subscription Agreement, among other things, (i) the Backstop Investor agreed to subscribe for and purchase, and Grove agreed to issue and sell to the Investor, on the date of the Backstop Subscription Agreement, a number of shares of Grove’s common stock equal to the quotient of $27,500,000 and $11.70, for an aggregate purchase price of $27,500,000 (the “Tranche 1 Shares”) and (ii) the Backstop Investor has agreed to subscribe for and purchase, on the closing date of the Business Combination, certain VGAC Class A Common Shares at a purchase price of $10.00 per share (the “Tranche 2 Shares”), for aggregate gross proceeds in an amount equal to (x) $22,500,000 minus (y) the amount of cash available, as of immediately prior to the closing of the Business Combination, to be released from the Trust Account (after giving effect to all payments to be made as a result of the exercise of all Redemption Rights) (the “Available Cash”).
The purchase price per share for the Tranche 1 Shares was based on an estimate of the Exchange Ratio, and each of the Backstop Investor and Grove have agreed to adjust the number of Tranche 1 Shares held by the Backstop Investor immediately prior to the closing of the Business Combination to reflect the final Exchange Ratio calculated pursuant to the terms of the Amended and Restated Merger Agreement such that at the closing of the Business Combination the Tranche 1 Shares will convert into VGAC Class B Common Shares (which will immediately be exchanged for VGAC Class A Common Shares) at a ratio that reflects a purchase price of $10.00 for each VGAC Class B Common Share. In addition, immediately prior to the closing of the Business Combination, to the extent the Available Cash exceeds $22,500,000, the Backstop Investor shall have the right to redeem all or a portion of the Tranche 1 Shares in cash for a purchase price per share equal to (x) the final Exchange Ratio calculated pursuant to the terms of the Amended and Restated Merger Agreement multiplied by (y) $10.00.
In addition, if the volume weighted average price of VGAC Class A Common Shares is less than $10.00 during the 10 trading days commencing on the first trading day after the Company’s first quarterly earnings call for a fiscal quarter that ends following the closing of the Business Combination (the “Measurement Period VWAP”), then the Backstop Investor shall be entitled to receive a number of additional VGAC Class A Common Shares equal to the lesser of (i) the product of (x) the sum of (1) the shares of common stock of VGAC II issued to the Investor at the closing of the Business Combination pursuant to the Amended and Restated Merger Agreement (as defined below) as consideration for the Tranche 1 Shares and (2) the Tranche 2 Shares (collectively, the “Post-Combination VGAC Shares”) multiplied by (y) a fraction, (A) the numerator of which is $10.00 (as adjusted for any stock split, reverse stock split or similar adjustment following the closing of the Business Combination) minus the Measurement Period VWAP and (B) the denominator of which is the Measurement Period VWAP and (ii) the number of Post-Combination VGAC Shares outstanding as of immediately following the closing of the Business Combination (the “Additional Shares”)
.
Immediately following the closing of the Business Combination, the Company shall issue to the Backstop Investor a number of warrants to purchase VGAC Class A Common Shares (each warrant exercisable to purchase one VGAC Class A Common Share for $0.01)
(the “Penny Warrants”). Such warrants will be exercisable by the Backstop Investor at any time for a period of five years from the date of issuance and otherwise be on terms customary for warrants of such nature.
In the event that the Amended and Restated Merger Agreement is terminated, then (a) upon such termination, Grove shall issue to the Backstop Investor certain warrants that are exercisable for shares of Grove’s common stock, (b) the Tranche 1 Shares will automatically convert, in certain circumstances, into Grove’s preferred stock and (c) Grove will be subject to certain repurchase obligations with respect to the Tranche 1 Shares, in each case, as set forth in the Backstop Subscription Agreement.
In connection with the foregoing, Grove has agreed to waive the available cash condition, effective upon (a) the payment of the purchase price for the Tranche 1 Shares by the Backstop Investor and (b) if the conditions to the Backstop Investor’s obligation to purchase the Tranche 2 Shares under the Backstop Subscription Agreement are satisfied, the payment of the purchase price of the Tranche 2 Shares.
Risks and Uncertainties
Management continues to evaluate the impact
of the COVID-19
pandemic and Russia-Ukraine war and has concluded that while it is reasonably possible that the virus and war could have a negative effect on the Company’s financial position, results of its operations and search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Liquidity and Capital Resources
As of March 31, 2022, the Company had $
79,823
in its operating bank account and a working capital deficit of $
3,151,365
.
The Company does not believe it will need to raise additional funds in order to meet the expenditures required for operating the business. However, if the estimate of the costs of identifying a target business, undertaking in-depth
due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to the Business Combination.
In order to finance transaction costs in connection with a Business Combination, or because the Company becomes obligated to redeem a significant number of the public shares upon consummation of the Business Combination, the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined below). As of March 31, 2022, the Company had $1,000,000 of outstanding borrowings under the Working Capital Loans. In addition, the Company may issue additional securities or incur debt in connection with such Business Combination. Subject to compliance with applicable securities laws, the Company would only complete such financing simultaneously with the completion of the Business Combination. If the Company is unable to complete the Business Combination because it does not have sufficient funds available, the Company will be forced to cease operations and liquidate the Trust Account. In addition, following the Business Combination, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet our obligations.
Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.
Going Concern
In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until March 25, 2023, to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. Additionally, the Company may not have sufficient liquidity to fund the working capital needs of the Company until one year from the issuance of these financial statements. If a Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution, raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after March 25, 2023. The Company intends to complete a Business Combination before the mandatory liquidation date.

Note 1 — Organization and Business Operations
Virgin Group Acquisition Corp. II (the “Company”) was incorporated as a Cayman Islands exempted company on January 13, 2021. The Company was formed for the purpose of acquiring, merging with, engaging in capital stock exchange with, purchasing all or substantially all of the assets of, engaging in contractual arrangements, or engaging in any other similar business combination with a single operating entity, or one or more related or unrelated operating entities operating in any sector (“Business Combination”). The Company has not selected any specific business combination target and the Company has not, nor has anyone on its behalf, engaged in any substantive discussions, directly or indirectly, with any business combination target with respect to the Business Combination.
As of December 31, 2021, the Company had not commenced any operations. All activity for the period through December 31, 2021 relates to the Company’s formation, the initial public offering (“IPO”), which is described below, and the Company’s search for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on from the proceeds derived from the IPO.
The registration statement for the Company’s IPO was declared effective on March 22, 2021 (the “Effective Date”). On March 25, 2021, the Company consummated the IPO of 35,000,000 units (the “Units”), which is discussed in Note 3. Each unit consists of one Class A ordinary share of the Company, par value $0.0001 per share (the “Class A Ordinary
Shares”), and one-fifth
of one redeemable warrant of the Company (“Warrant”), each whole Warrant entitling the holder thereof to purchase one Class A Ordinary Share for $11.50 per share. The Units were sold at a price of $10.00 per Unit, generating gross proceeds of $350,000,000. Only whole warrants are exercisable.
Concurrently with the closing of the IPO, the Company completed the private sale (the “Private Placement”) of 6,000,000 warrants (the “Private Placement Warrants”) to Virgin Group Acquisition Sponsor II LLC (the “Sponsor”) at a purchase price of $1.50 per Private Placement Warrant, generating gross proceeds to the Company of $9,000,000, which is discussed in Note 4.
Transaction costs of the IPO amounted to $19,845,525 consisting of $7,000,000 of underwriting discount, $12,250,000 of deferred underwriting discount, and $595,525 of other offering costs.
On April 13, 2021, the underwriters exercised their full over-allotment option which resulted in the sale of an additional 5,250,000 units to the public generating additional proceeds of $52,500,000. The over-allotment exercise resulted in an additional purchase of 700,000 Private Placement Warrants which generated gross proceeds of $1,050,000.
Additional transaction costs of the overallotment amounted to $2,887,500 consisting of $1,050,000 of underwriting discount and $1,837,500 of deferred underwriting discount.
As of December 31, 2021, $507,233 of cash is not held in the Trust Account (as defined below) and is available for working capital purposes.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (net of amounts disbursed to management for working capital purposes, if permitted, and excluding the amount of any deferred underwriting commissions) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires an interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”).
Following the closing of the Public Offering on March
25
,
2021
, and the over-allotment exercise on April
13
,
2021
, an amount equal to at least $
10.00
 per Unit sold in the IPO was placed in a trust account (“Trust Account”), to be invested only in U.S. government securities with a maturity of
180
 days or less or in money market funds meeting certain conditions under Rule 2a-7
under the Investment Company Act, which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its tax obligations, the proceeds from the offering will not be released from the Trust Account until the earliest to occur of (a) the completion of the Company’s initial Business Combination (b) the redemption of any public shares properly submitted in connection with a shareholder vote to amend its amended and restated memorandum and articles of association to (i) modify the substance or timing of the Company’s obligation to provide for the redemption of its public shares in connection with an initial Business Combination or to redeem
100
% of its public shares if the Company does not complete its initial Business Combination within
24
 months from the closing of its IPO or (ii) with respect to any other material provisions relating to shareholders’ rights or pre-initial
Business Combination activity, and (c) the redemption of the Company’s public shares if the Company is unable to complete its initial Business Combination within
24
months from the closing of the IPO, subject to applicable law.
The Company will provide the holders of its issued and outstanding public shares (the “Public Shareholders”) of its Class A Ordinary Shares, sold in the IPO (the “Public Shares”), with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations), calculated as of two business days prior to the completion of the Business Combination.
The per-share
amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter (as discussed in Note 7). There will be no redemption rights upon the completion of the Business Combination with respect to the Company’s warrants. The Public Shares subject to redemption will be recorded at redemption value and classified as temporary equity in accordance with the Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”
The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the Company. If a shareholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by applicable law or stock exchange listing requirements, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote any Founder Shares (as defined in Note 3) and Public Shares held by it in favor of approving a Business Combination. Additionally, each public shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association will provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.

The Company’s sponsor has agreed to waive: (i) its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of the Company’s Business Combination and (ii) their redemption rights with respect to their Founder Shares and any Public Shares held by them in connection with a shareholder vote to approve an amendment to the Company’s Amended and Restated Memorandum and Articles of Association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with its initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete its Business Combination within 24 months from March 25, 2021 or (B) with respect to any other provision relating to shareholders’
rights or pre-initial
business combination activity.
If the Company is unable to complete its initial business combination within the Combination Period, the Company will: i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less taxes payable and up to $100,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
The Company’s sponsor has agreed to waive its rights to liquidating distributions from the Trust Account with respect to any founder shares held by it if the Company fails to complete its initial business combination within the Combination Period. However, if the sponsor acquires public shares in or after the IPO, the sponsor will be entitled to liquidating distributions from the Trust Account with respect to such public shares if the Company fails to complete a Business Combination during the Combination Period.
Merger Agreement
On December 7, 2021, the Company, entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, Treehouse Merger Sub, Inc., a Delaware corporation (“VGAC II Merger Sub”), and Grove Collaborative, Inc., a Delaware public benefit corporation (“Grove”).
The Business Combination
The Merger Agreement provides for, among other things, the following transactions on the closing date: (i) the Company will become a Delaware public benefit corporation (the “Domestication”) and, in connection with the Domestication, (a) the Company’s name will be changed to “Grove Collaborative Holdings, Inc.” (“New Grove”), (b) each then-issued and outstanding Class A ordinary share of the Company will convert automatically into one Class A ordinary share of New Grove (the “New Grove Class A Ordinary Shares”), (c) each then-issued and outstanding Class B ordinary share of the Company will convert automatically into one New Grove Class A Ordinary Share, and (d) each then-issued and outstanding common warrant of the Company will convert automatically into one warrant to purchase one New Grove Class A Ordinary Share; and (ii) following the Domestication, VGAC II Merger Sub will merge with and into Grove, with Grove as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of New Grove (the “Merger”).
The Domestication, the Merger and the other transactions contemplated by the Merger Agreement are hereinafter referred to as the “Business Combination.”
In connection with the Business Combination, the Company will adopt a dual class stock structure pursuant to which (i) all shareholders of Grove will hold Class B ordinary shares of New Grove (the “New Grove Class B Ordinary Shares”), which will have ten votes per share. The New Grove Class B Ordinary Shares will be subject to conversion to New Grove Class A Ordinary Shares (i) upon any transfers of New Grove Class B Ordinary Shares (except for certain permitted transfers) or (ii) on the date that is the earliest to occur of (A) the fifth anniversary of the closing date and (B) the forty-fifth day (or, if such day is not a business day in the United States, the next such business day) after the end of the first fiscal quarter of New Grove in which the number of New Grove Class B Ordinary Shares outstanding or subject to outstanding securities convertible into or exercisable therefore, or otherwise underlying outstanding equity compensation awards, represents, in the aggregate, less than ten percent (10%) of all ordinary shares outstanding or subject to outstanding securities convertible into or exercisable therefor, or otherwise underlying outstanding equity compensation awards, in each case, measured on the last day of such fiscal quarter.
The Business Combination is expected to close in early the second quarter of 2022, following the receipt of the required approval by the Company’s shareholders and the fulfillment of other customary closing conditions.
Risks and Uncertainties
Management continues to evaluate the impact
of the COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and search for a target company, the specific impact is not readily determinable as of the date of this financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.
Liquidity and Capital Resources
As of December 31, 2021, the Company had $507,233 in its operating bank account and a working capital deficit of $2,284,652.
The Company does not believe it will need to raise additional funds in order to meet the expenditures required for operating the business. However, if the estimate of the costs of identifying a target business, undertaking in-depth
due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to the Business Combination.
In order to finance transaction costs in connection with a Business Combination, or because the Company becomes obligated to redeem a significant number of the public shares upon consummation of the Business
Combination, the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined below). As of December 31, 2021, the Company had $1,000,000 of outstanding borrowings under the Working Capital Loans. In addition, the Company may issue additional securities or incur debt in connection with such Business Combination. Subject to compliance with applicable securities laws, the Company would only complete such financing simultaneously with the completion of the Business Combination. If the Company is unable to complete the Business Combination because it does not have sufficient funds available, the Company will be forced to cease operations and liquidate the Trust Account. In addition, following the Business Combination, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet our obligations.
Based on the
foregoing
, management believes that the Company will have sufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.